Average Annual Total Returns	12 Months Ended	27 Months Ended
	Dec. 31, 2025	Dec. 31, 2025
S&P 500 Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.88%	24.17%
CoreValues Alpha Greater China Growth ETF [Member]
Prospectus [Line Items]
Average Annual Return, Percent	19.99%	16.84%
Performance Inception Date		Oct. 16, 2023
CoreValues Alpha Greater China Growth ETF [Member] | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	19.19%	16.09%
CoreValues Alpha Greater China Growth ETF [Member] | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	12.22%	22.95%